Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-41356
Entity Registrant Name	Electra Battery Materials Corp
Entity Incorporation, State or Country Code	CA
Entity Primary SIC Number	3330
Entity Address, Address Line One	133 Richmond Street W, Suite 602
Entity Address, City or Town	Toronto
Entity Address State Or Province	ON
Entity Address, Postal Zip Code	M5H 2L3
Entity Address, Country	CA
City Area Code	416
Local Phone Number	(416) 900-3891
Title of 12(b) Security	Common Shares
Trading Symbol	ELBM
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	35,185,977
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001907184
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	85
Business Contact
Document and Entity Information
Contact Personnel Name	C T Corporation System
Entity Address, Address Line One	1015 15th Street, N.W., Suite 1000
Entity Address, City or Town	Washington
Entity Address State Or Province	DC
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3111